Related-party transactions - Income Statement (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banco Santander, S.A. (Spain)
Related-party transactions
Interest income	$ 144		$ 5
Interest expenses and similar charges	1,765	$ 1,440	1,275
Fee and commission income	6	7	6
Fee and commission expense	2	15	19
Gains/(losses) on financial assets and liabilities (net)	2,145	(4,346)	24,211
Administrative expenses	335	66
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Interest income	107	86	52
Other operating income	62
Administrative expenses	1,804	1,601	1,663
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related-party transactions
Interest income	127	95	57
Interest expenses and similar charges	1,824	1,449	1,316
Fee and commission income	292
Fee and commission expense			41
Other operating income	113	28
Administrative expenses	88		54
Santander Capital Structuring S.A. de C.V.
Related-party transactions
Interest income	120
Other related parties
Related-party transactions
Interest income	1	93	2
Interest expenses and similar charges	45	35	9
Fee and commission income		9	16
Fee and commission expense	8		11
Gains/(losses) on financial assets and liabilities (net)	19	19	(44)
Other operating income	29	10	39
Administrative expenses	34	34	49
Grupo Financiero Santander Mexico, S.A.B. de C.V.
Related-party transactions
Interest expenses and similar charges		16	9
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Interest expenses and similar charges	44	12
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges	7	7	9
Fee and commission expense	60
Administrative expenses	7	119	110
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges	32	28	11
Fee and commission expense		15
Other operating income	44	46	52
Administrative expenses	517	366	206
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V).
Related-party transactions
Interest expenses and similar charges		28	24
Administrative expenses		188	178
Santander Investment Securities Inc.
Related-party transactions
Fee and commission income	6	10
Fee and commission expense			62
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Fee and commission income	4,645	4,219	4,165
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Fee and commission income	1,564	1,585	1,647
Fee and commission expense	16	66	52
Abbey National Treasury Services plc
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	56	(739)	(280)
Ingenieria de Software Bancario, S.L.
Related-party transactions
Administrative expenses		165	151
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V.
Related-party transactions
Administrative expenses	54	53	52
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Administrative expenses	47	61	26
Geoban, S.A.
Related-party transactions
Administrative expenses	75	77	78
Aquanima Mexico, S. de R.L. de C.V.
Related-party transactions
Administrative expenses	$ 53	$ 45	$ 43